Stradley Ronon Stevens & Young, LLP
100 Park Avenue
Suite 2000
New York, NY 10017
Telephone 212.812.4124
Fax 646.682.7180
www.stradley.com

Jamie M. Gershkow

Partner

jgershkow@stradley.com

(212) 404-0654

1933 Act Rule 485(a)

1933 Act File No. 033-47287

1940 Act File No. 811-06637

January 6, 2023

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             The UBS Funds (the “Trust”)

File Nos. 033-47287 and 811-06637

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via EDGAR is Post-Effective Amendment/Amendment Nos. 156/157 to the Registration Statement on Form N-1A of the Trust (the “Amendment”). This Amendment is being filed for the purpose of registering a new class of shares, Class P2 shares, for the UBS US Dividend Ruler Fund, with the Registrant’s Registration Statement.

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number.

Very truly yours,

/s/ Jamie M. Gershkow
Jamie M. Gershkow

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